Additional Information-Parent Company Only Condensed Financial Information statement of comprehensive income (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
General and administrative expenses	¥ 324,073	$ 44,398	¥ 290,765	¥ 260,208
Loss from operations	(624,492)	(85,554)	(61,047)	(102,805)
Net income (loss)	(589,527)	(80,764)	21,280	(65,554)
Other comprehensive income:
Foreign currency translation adjustment	(13,375)	(1,832)	(14,078)	(87,998)
Parent company | Reportable Legal Entities
Operating expenses:
General and administrative expenses	(5,649)	(774)	(8,786)	(9,659)
Loss from operations	(5,649)	(774)	(8,786)	(9,659)
Share of (loss)/income of subsidiaries and VIEs	(596,115)	(81,667)	17,230	(55,104)
Income/(loss) from non-operations	12,237	1,676	12,836	(791)
Net income (loss)	(589,527)	(80,765)	21,280	(65,554)
Other comprehensive income:
Foreign currency translation adjustment	13,375	1,832	14,078	87,998
Comprehensive (loss)/income attributable to ordinary shareholders of the Company	¥ (576,152)	$ (78,933)	¥ 35,358	¥ 22,444